Interest Expense -Additional Information (Details)	Dec. 31, 2025
2027 Senior Notes
Interest expense [line items]
Secured Notes, fixed rate	5.875%
2025 Senior Notes
Interest expense [line items]
Secured Notes, fixed rate	13.00%